Goldman Sachs Global Core Fixed Income Fund Average Annual Total Returns - Class A C Inst Serv Inv R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Bond Index (Gross, USD, Hedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.86%	0.34%	2.39%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		1.14%	(0.94%)	1.76%
Performance Inception Date	Aug. 02, 1991
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.10%)	(1.99%)	0.83%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.66%	(1.16%)	1.02%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.21%	(0.94%)	1.40% [1]
Performance Inception Date	Aug. 15, 1997
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.43%	0.15%	2.48%
Performance Inception Date	Aug. 01, 1995
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.95%	(0.36%)	1.96%
Performance Inception Date	Mar. 12, 1997
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.26%	0.06%	2.40%
Performance Inception Date	Jul. 30, 2010
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.44%	0.15%	2.27%
Performance Inception Date	Jul. 31, 2015

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.